Stock-Based Compensation (Tables)	12 Months Ended
Sep. 28, 2013
Share-based Compensation [Abstract]
Schedule Of Summary Of Stock Options

	Shares Under Option	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value (in millions)
Outstanding, September 29, 2012	19,067,360	$14.82
Exercised	(8,778,028)	13.96
Canceled	(177,144)	16.04
Granted	3,799,980	19.36
Outstanding, September 28, 2013	13,912,168	16.59	6.8	$167

Exercisable, September 28, 2013	6,423,287	$14.87	4.9	$88

Schedule Of Assumptions Of Fair Value Calculation Of Each Year's Grants
Assumptions as of the grant date used in the fair value calculation of each year’s grants are outlined in the following table.

	2013	2012	2011
Expected life (in years)	6.2	6.7	6.7
Risk-free interest rate	0.7%	0.9%	1.5%
Expected volatility	36.8%	36.6%	38.8%
Expected dividend yield	1.0%	1.0%	1.0%

Schedule Of Summary Of Restricted Stock

	Number of Shares	Weighted Average Grant- Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value (in millions)
Nonvested, September 29, 2012	2,371,570	$15.29
Granted	185,804	20.64
Dividends	21,010	24.68
Vested	(1,368,834)	14.74
Forfeited	(70,851)	17.43
Nonvested, September 28, 2013	1,138,699	$16.86	1.0	$33

Schedule Of Summary Of Performance-Based Shares

	Number of Shares	Weighted Average Grant- Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in Years)
Nonvested, September 29, 2012	174,062	$14.24
Granted	924,651	21.35
Vested	(32,468)	12.35
Forfeited	(64,935)	12.35
Nonvested, September 28, 2013	1,001,310	$20.99	2.0